Property, plant and equipment - Summary of Property, Plant and Equipment (Detail) - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Line Items]
Opening balance	€ 108,099
Additions	49,739	€ 78,251
Closing balance	141,846	108,099
Office equipment [member]
Disclosure Of Property Plant And Equipment [Line Items]
Opening balance	108,099
Additions	49,739
Depreciation expenses	(15,992)
Closing balance	141,846	€ 108,099
Cumulative depreciation [member] | Office equipment [member]
Disclosure Of Property Plant And Equipment [Line Items]
Closing balance	(42,597)
Cumulative Costs [member] | Office equipment [member]
Disclosure Of Property Plant And Equipment [Line Items]
Closing balance	€ 184,443